Loans and Leases Held for Investment, Net Net Purchase Loan/Lease Fees (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loans and Leases Held for Investment, Net [Abstract]
Net purchased loan and lease discounts	$ 102,416	$ 164,132
Net deferred loan and lease origination costs	$ 54,107	$ 25,275